OTHER ASSETS (Tables)	6 Months Ended
Jun. 30, 2021
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of Other Assets

(US$ MILLIONS)	June 30, 2021	December 31, 2020
Current
Work in progress (1)	$523	$488
Prepayments and other assets	801	650
Assets held for sale	48	35
Total current	$1,372	$1,173
Non-current
Work in progress (1)	$41	$48
Prepayments and other assets	332	363
Total non-current	$373	$411
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(1)See Note 15 for additional information.